GUARANTEE LIABILITIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Jul. 12, 2021 CNY (¥)	Jun. 21, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jul. 23, 2020 CNY (¥)
Guarantor Obligations [Line Items]
Aggregate amount of guarantee settlement	¥ 179	$ 28			¥ 2,441
Consideration payable to Webank	107,642	$ 16,980			¥ 200,778
July Agreement
Guarantor Obligations [Line Items]
Aggregate amount of guarantee settlement						¥ 372,000
Maximum annual settlement amount						¥ 84,000
Total outstanding payables	160,800
Consideration payable to Webank	¥ 107,600
Supplemental Agreement
Guarantor Obligations [Line Items]
Consideration payable to Webank			¥ 73,700	¥ 48,000
Minimum
Guarantor Obligations [Line Items]
Guarantee term (in years)	2 years
Maximum
Guarantor Obligations [Line Items]
Guarantee term (in years)	3 years